Corporate Information - Additional Information (Details)	Sep. 18, 2018 $ / shares shares	Sep. 18, 2018 £ / shares	Dec. 31, 2017 $ / shares
Corporate Information [Line Items]
Value of ordinary share			$ 0.04
Share conversion ratio	5
Class A Ordinary Shares and Class B Ordinary Shares
Corporate Information [Line Items]
Value of ordinary share	$ 0.04
Warrants
Corporate Information [Line Items]
Warrants outstanding | shares	189,995
Value of ordinary share | (per share)	$ 0.20	£ 0.10